COMMITMENTS - Operating Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	€ 72,175
Lease expense	15,358	€ 16,964	€ 14,820
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	19,062
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	22,411
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	11,994
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	€ 18,708